Accumulated Other Comprehensive Income	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Comprehensive Income Loss Disclosure [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 18. Accumulated Other Comprehensive Income

The accumulated balances in respect of other comprehensive income consisted of the following:

(amounts in thousands)	Unrealized Actuarial Income	Foreign Currency Translation	Accumulated Other Comprehensive Income
	(Unaudited)	(Unaudited)	(Unaudited)
Balances, January 1, 2013	$62	$867	$929
Current period other comprehensive income/(loss)	37	(224)	(187)
Balances, December 31, 2013	99	643	742
Current period other comprehensive income	—	58	58
Balances, June 30, 2014	$99	$701	$800

Note 19.	Accumulated Other Comprehensive Income

The accumulated balances in respect of other comprehensive income consisted of the following:

(amounts in thousands)	Defined Benefit Pension Plan	Foreign Currency Translation	Accumulated Other Comprehensive Income
Balances, January 1, 2012	$(14)	$573	$559
Current period other comprehensive income	76	294	370
Balances, December 31, 2012	62	867	929
Current period other comprehensive income/(loss)	37	(256)	(219)
Amounts reclassified from accumulated other comprehensive income to net loss on disposal of subsidiary(1)	—	32	32
Balances, December 31, 2013	$99	$643	$742

(1)	Amounts represented a reclassification from accumulated other comprehensive income to net loss from discontinued operations in Note 16 on disposal of a subsidiary.